STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 102,133	$ 184,238	$ 378,131	$ 610,830	$ 719,629	$ 825,830
Cost of sales	81,913	104,657	288,398	343,452	416,839	515,021
Gross profit	20,220	79,581	89,733	267,378	302,790	310,809
Selling, general and administrative expenses	1,176,890	510,955	2,678,950	1,730,743	2,706,390	2,440,298
Loss from operations	(1,156,670)	(431,374)	(2,589,217)	(1,463,365)	(2,403,600)	(2,129,489)
Other Income (Expense)
Interest income					1,312	2,982
Interest expense					(301,559)
Gain on sale/disposal of assets			13,782			22,906
Other income (expense)					105	(288)
Total other (expense) income	(479,010)	(272,896)	(491,074)	(286,703)	(300,142)	25,600
Net loss	$ (1,635,680)	$ (704,270)	$ (3,080,291)	$ (1,750,068)	$ (2,703,742)	$ (2,103,889)
Net loss per share - basic and diluted (Note 1)	$ (0.20)	$ (0.12)	$ (0.40)	$ (0.29)	$ (0.43)	$ (0.38)
Weighted average number of common shares outstanding - basic and diluted (Note 1)	7,990,684	6,057,943	7,615,361	6,009,817	6,230,403	5,523,479